Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,887,830.00
Previously Paid Amount	0.00
Total Fee Amount	901.43
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 901.43
Narrative - Max Aggregate Offering Price	$ 5,887,830.00
Final Prospectus	true